Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Tax provision derived by applying the federal statutory rate to income before income taxes	$ (71,151)	$ (17,630)	$ (13,789)
Loss on forward contract valuation	17,541	0	0
Acquired IPR&D	27,340	0	0
Loss on CVR revaluation	3,987	0	0
Other permanent differences	4,472	1,042	1,002
Effect of tax rate on foreign jurisdiction	(53)	42	(5)
Change in the valuation allowance	17,839	20,609	16,900
Income tax (benefit) expense	(26)	(136)	141
Federal tax credits
Income Taxes [Line Items]
Tax credits	(1)	(3,559)	(3,815)
State tax credits
Income Taxes [Line Items]
Tax credits	$ 0	$ (640)	$ (152)